Short-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Short-term debt.
Schedule of short-term debt

Short-term debt

in € THOUS

	2021	2020
Commercial paper program	715,153	19,995
Borrowings under lines of credit	463,091	42,442
Other	109	513
Short-term debt from unrelated parties	1,178,353	62,950
Short-term debt from related parties (see note 5 c)	77,500	16,320
Short-term debt	1,255,853	79,270